SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in unaudited financial statements prepared in accordance with GAAP have been omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended September 30, 2025, as filed with the SEC on December 29, 2025. The interim results for the three and six months ended March 31, 2026, are not necessarily indicative of the results to be expected for the year ending September 30, 2026 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company had $4,634 and $428,700 in cash as of March 31, 2026, and September 30, 2025, respectively, and no cash equivalents.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

Cash – Restricted

Cash that is encumbered or otherwise restricted as to its use is included in cash – restricted. As of March 31, 2026 and September 30, 2025, the balance was $0 and $787,365, respectively. Cash – restricted as of September 30, 2025 represents cash that was withdrawn from the Trust Account to pay income taxes but was not utilized.

Cash and investments held in Trust account

As of March 31, 2026 and September 30, 2025, all of the assets held in the Trust Account were held in money market funds which are invested only in U.S. government securities. Investments in money market funds are presented on the balance sheet at fair value at the end of each reporting period. Interest and dividends earned from investments in these securities are included in the statements of operations.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees, cash underwriting discount, and deferred underwriting fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Shares were charged against the carrying value of ordinary shares subject to possible redemption upon the completion of the Initial Public Offering and offering costs allocated to Public Rights (as defined in Note 3) were charged to additional paid in capital at the completion of the Initial Public Offering.

Common Stock Subject to Possible Redemption

The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial business combination. In accordance with ASC 480-10-S99, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Public Shares sold as part of the Units in the Initial Public Offering were issued with other freestanding instruments (i.e., Public Rights) and as such, the initial carrying value of Public Shares classified as temporary equity are the allocated proceeds determined in accordance with ASC 470-20. The Company recognizes changes in redemption value immediately as it occurs and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares will result in charges against retained earnings or additional paid-in capital in the absence of retained earnings. Accordingly, as of March 31, 2026 and September 30, 2025, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares are affected by charges against retained earnings or additional paid-in capital in the absence of retained earnings.

In connection with the Special Meeting held on September 22, 2025, stockholders holding 10,009,120 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.60 per share of the funds in the Trust Account. As a result, approximately $106.1 million was removed from the Trust Account to pay such holders, leaving approximately $15.8 million remaining in the Trust Account on the date of redemption.

In connection with the Special Meeting held on March 25, 2026, stockholders holding 731,741 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.78 per share of the funds in the Trust Account. As a result, approximately $7.9 million was removed from the Trust Account to pay such holders, leaving approximately $8.2 million remaining in the Trust Account on the date of redemption.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

As of March 31, 2026 and September 30, 2025, the common stock subject to redemption reflected in the balance sheets are reconciled in the following table:

Common stock subject to possible redemption, September 30, 2025	$15,983,315
Plus:
Remeasurement of carrying value to redemption value	121,098
Common stock subject to possible redemption, December 31, 2025	$16,104,413
Less:
Redemptions of Common Stock	(7,886,591)
Plus:
Remeasurement of carrying value to redemption value	108,311
Common stock subject to possible redemption, March 31, 2026	$8,326,133

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of March 31, 2026 and September 30, 2025, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was (4.71)% and 24.16% for the three months ended March 31, 2026 and 2025, respectively, and (9.56)% and 24.13% for the six months ended March 31, 2026 and 2025, respectively. The effective tax rate differs from the statutory tax rate of 21% for the period ended March 31, 2026 and 2025, due to the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2026 and September 30, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

 IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

Net (Loss) Income Per Common Stock

The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of shares of common stock outstanding for the period. Remeasurement associated with the redeemable shares of common stock is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted net (loss) income per share does not consider the effect of the rights issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the rights are contingent upon the occurrence of future events. As of March 31, 2026 and September 30, 2025, the rights are exercisable to purchase 605,525 shares of common stock in the aggregate. The weighted average of these shares was excluded from the calculation of diluted net (loss) income common stock since the inclusion of such rights would be anti-dilutive. The rights cannot be converted to shares of common stock prior to an initial Business Combination; therefore, they have been classified as anti-dilutive.

The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended March 31,				For the Six Months Ended March 31,
	2026		2025		2026		2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(162,136)	$(477,730)	$601,778	$222,348	$(179,312)	$(519,456)	$1,264,119	$467,075
Denominator:
Basic weighted-average shares outstanding	1,442,097	4,249,090	11,500,000	4,249,090	1,466,757	4,249,090	11,500,000	4,249,090
Basic and diluted net (loss) income per common share	$(0.11)	$(0.11)	$0.05	$0.05	$(0.12)	$(0.12)	$0.11	$0.11

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on the cash account and management believes that the Company is not exposed to significant risks on such account. Uninsured cash amounts as of March 31, 2026 and September 30, 2025, are $0 and $966,065, respectively.

Fair value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

Recent Accounting Standards

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company had $428,700 and $822,799 in cash as of September 30, 2025, and September 30, 2024, respectively, and no cash equivalents.

Cash – Restricted

Cash that is encumbered or otherwise restricted as to its use is included in cash – restricted. As of September 30, 2025 and 2024, the balance was $787,365 and $0, respectively. Cash – restricted at September 30, 2025 represents cash that was withdrawn from the Trust Account to pay income taxes but is yet to be utilized at the end of the period.

Cash and investments held in Trust account

As of September 30, 2025 and 2024, all of the assets held in the Trust Account were held in money market funds which are invested only in U.S. government securities. Investments in money market funds are presented on the balance sheet at fair value at the end of each reporting period. Interest and dividends earned from investments in these securities are included in the statements of operations.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees, cash underwriting discount, and deferred underwriting fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Shares were charged against the carrying value of ordinary shares subject to possible redemption upon the completion of the Initial Public Offering and offering costs allocated to Public Rights (as defined in Note 3) were charged to additional paid in capital at the completion of the Initial Public Offering.

Common Stock Subject to Possible Redemption

The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial business combination. In accordance with ASC 480-10-S99, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Public Shares sold as part of the Units in the Initial Public Offering were issued with other freestanding instruments (i.e., Public Rights) and as such, the initial carrying value of Public Shares classified as temporary equity are the allocated proceeds determined in accordance with ASC 470-20. The Company recognizes changes in redemption value immediately as it occurs and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares will result in charges against retained earnings or additional paid-in capital in the absence of retained earnings. Accordingly, as of September 30, 2025 and 2024, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares are affected by charges against retained earnings or additional paid-in capital in the absence of retained earnings.

In connection with the Special Meeting held on September 22, 2025, stockholders holding 10,009,120 shares of the Company’s shares of common stock exercised their right to redeem their shares for cash at an approximate price of $10.60 per share of the funds in the Trust Account. As a result, approximately $106.1 million was removed from the Trust Account to pay such holders, leaving approximately $15.8 million remaining in the Trust Account. This amount is subject to change to account for the payment of tax withdrawals.

As of September 30, 2025 and 2024, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Rights	(2,415,000)
Common stock issuance costs	(7,571,317)
Plus:
Remeasurement of carrying value to redemption value	12,952,678
Common stock subject to possible redemption, September 30, 2024	117,966,361
Less:
Redemptions of common stock	(106,131,025)
Plus:
Remeasurement of carrying value to redemption value	4,147,979
Common stock subject to possible redemption, September 30, 2025	$15,983,315

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of September 30, 2025 and 2024, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was 22.04% and 25.39% for the year ended September 30, 2025 and 2024, respectively. The effective tax rate differs from the statutory tax rate of 21% for the period ended September 30, 2025 and 2024, due to the valuation allowance on the deferred tax assets, interest and penalties and true up of startup costs per 2024 filed return.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2025 and 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income Per Common Stock

The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income per common share is computed by dividing net income by the weighted average number of shares of common stock outstanding for the period. Remeasurement associated with the redeemable shares of common stock is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted net income per share does not consider the effect of the rights issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the rights are contingent upon the occurrence of future events. As of September 30, 2025 and 2024, the rights are exercisable to purchase 605,525 shares of common stock in the aggregate. The weighted average of these shares was excluded from the calculation of diluted net income common stock since the inclusion of such rights would be anti-dilutive. The rights cannot be converted to shares of common stock prior to an initial Business Combination; therefore, they have been classified as anti-dilutive.

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):

	For the Year Ended September 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic net income per common share
Numerator:
Allocation of net income	$2,479,816	$936,353	$1,163,106	$704,281
Denominator:
Basic weighted-average shares outstanding	11,253,200	4,249,090	5,860,274	3,548,500
Basic net income per common share	$0.22	$0.22	$0.20	$0.20

	For the Year Ended September 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Diluted net income per common share
Numerator:
Allocation of net income	$2,479,816	$936,353	$1,138,010	$729,377
Denominator:
Diluted weighted average shares outstanding	11,253,200	4,249,090	5,860,274	3,755,982
Diluted net income per common share	$0.22	$0.22	$0.19	$0.19

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on the cash account and management believes that the Company is not exposed to significant risks on such account. Uninsured cash amount as of September 30, 2025 and 2024, are $966,065 and $572,799, respectively.

Fair value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. ASU 2023-07 became effective as of December 31, 2024 and the Company’s management adopted ASU 2023-07 in its financial statements and related disclosures (see Note 10).

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	Summary of Significant Accounting Policies

a)	Basis of Presentation

The unaudited interim condensed consolidated financial statements that accompany these notes have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), as defined by the Financial Accounting Standards Board (“FASB”), and pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in the annual financial statements have been condensed or omitted. There have been no material changes in the accounting policies from those disclosed in the audited consolidated financial statements and the related notes for the year ended December 31, 2025.

The interim financial information presented is unaudited and reflects all normal adjustments that are, in the Company’s opinion, necessary to provide a fair statement of the financial position, results of operations and cash flows for the periods presented.

These unaudited condensed interim consolidated financial statements are presented in United States dollars, which is the Company’s functional and reporting currency. All intercompany balances and transactions have been eliminated on consolidation.

b)	Going Concern

These financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at March 31, 2026, the Company had a net loss of $1,531,458 (March 31, 2025: net loss of $404,924), an accumulated deficit of $10,835,523 (December 31, 2025: $9,304,065), and a cash balance of $405,632 (December 31, 2025: bank overdraft of $761). The Company had total shareholder’s equity as at March 31, 2026 of $3,144,174 (December 31, 2025: $4,595,652).

During the three months ended March 31, 2026, the Company transitioned from a pre-revenue development stage enterprise to an early-stage revenue generating company. The Company recognized $250,000 during the period, which will be settled through the issuance of the customer’s equity securities (private company) rather than cash and, accordingly, does not provide immediate liquidity to fund operations.

During the year ended December 31, 2025, the Company also entered into a software services agreement with a total contract value of $10,000,000 anticipated to be earned over three years with year 1 fees anticipated to be $5,000,000. No revenue has been recognized under this contract to date and management anticipates commencing this engagement during the second half of 2026.

During the three months ended March 31, 2026, the Company also entered into an exclusive software license agreement for the use of its digital health platform in the functional health clinic channel across North America, structured as a royalty on net retail price per paying customer annually plus a per-unit genetic testing fee, with an initial three-year term and automatic renewal.

Subsequent to the three months ended March 31, 2026, on April 22, 2026, the Company also entered into a consulting agreement to provide its Drug Assessment Platform services in connection with the customer’s lead drug development program. The agreement has a two-year term and a total contract value of $3,300,000 payable entirely in the customer’s equity.

The Company is also in discussions with other potential customers for securing other revenue contracts which are expected to be signed in 2026.

As described in Note 2 – Business Combination Agreement, the Company’s de-SPAC transaction is expected to be finalized in the third quarter of 2026. In connection with this transaction, the Company is arranging Private Investment in Public Entity (“PIPE”) and Bridge Financing and continues to attract investments in the Company.

The Company’s ability to continue as a going concern is dependent upon obtaining additional equity or debt financing, generating revenues sufficient to cover operating costs, and continuing to execute on its commercialization strategy. The Company is aggressively pursuing its business leads to execute additional revenue contracts and deliver to customers.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. However, management is of the view that taking into consideration the revenue contracts signed, the pending de-SPAC transaction, and the financing arrangements being put in place, it is appropriate to prepare these financial statements on a going concern basis. Accordingly, these consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

c)	Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, using a five-step model to identify contracts, performance obligations, transaction price, allocation and recognition.

For the three months ended March 31, 2026, the Company’s revenue consists solely of consulting services. Consulting revenue is recognized over time or at a point in time as control of the promised services is transferred to customers, depending on the specific terms of the contract. For arrangements recognized over time, progress toward completion is measured using either input methods (such as time incurred) or output methods (such as the achievement of contractually defined phases, milestones or deliverables), depending on the contract terms. For contracts containing multiple performance obligations, the transaction price is allocated to each obligation based on its relative standalone selling price.

Non-cash consideration received from customers, including equity issued in lieu of cash fees, is generally measured at fair value at contract inception. If the fair value of the non-cash consideration cannot be reasonably estimated, it is measured indirectly by reference to the standalone selling price of the services promised. Upon formal issuance of the equity securities, the amount is reclassified to equity investments, with subsequent changes in fair value recognized within the consolidated statement of operations. Amounts received or billed in advance of performance are recorded as deferred revenue. Amounts invoiced but not yet settled are recorded as receivables, while amounts earned but not yet invoiced are recorded as contract assets.

d)	Convertible promissory note & warrants

The Company elected the Fair Value Option (“FVO”) under ASC 825-10, Financial Instruments to accounts for its convertible promissory note (and embedded conversion feature) as a single combined unit of account. This irrevocable election, made at issuance, precludes the bifurcation of the embedded conversion feature under ASC 815-15, Derivatives and Hedging. The convertible promissory note and embedded conversion feature are recorded at fair value upon initial recognition and remeasured at each balance sheet date, with changes in fair value recognized in earnings. Consequently, no debt proceeds are allocated to the conversion feature, and no debt discount is established or amortized.

The detachable warrants are freestanding financial instruments. Based on the Company’s evaluation under ASC 480, Distinguishing Liabilities from Equity and ASC 815-40, Derivatives and Heding – Contracts in Entity’s Own Equity, the warrants did not qualify for equity classification. They are recorded as liabilities at fair value upon issuance and remeasured to fair value at each subsequent balance sheet date, with changes in fair value recognized in earnings.

The Company presents interest expense on the convertible promissory note separately form the fair value remeasurement line, using the stated coupon rate applied to outstanding principal. The residual change in fair value is presented as a single line within other income (expense).

All issuance costs, including cash commissions and the fair value of broker warrants, are expensed as incurred within the statement of operations.

e)	Recently Adopted Accounting Standards

In July 2025, FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The ASU provides a practical expedient permitting entities to assume that current conditions as of the balance sheet date remain unchanged for the remaining life of current accounts receivable and contract assets arising from revenue transactions when estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025.

The Company adopted ASU 2025-05 effective January 1, 2026. For the three months ended March 31, 2026, the Company had no credit losses on its accounts receivable or contract assets, and accordingly, no allowance for credit losses was required. The adoption of ASU 2025-05 had no impact on the Company’s consolidated financial statements.

f)	Recently Issued Accounting Standards Not Yet Adopted

Management has reviewed all recently issued accounting standards and does not expect any of the issued but not yet effective standards to have a material effect on the Company’s financial statements.

In November 2024, FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40), which requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03 is effective for annual periods beginning after December 15, 2026. The Company is currently evaluating the impact of the ASU on its consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Accounting for internal-use software costs (Topic 350). The new standard amends specific aspects of the accounting for internal-use software costs including the criteria for capitalizing software costs. It also amends the related disclosure requirements. This standard will be effective starting the year 2029. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.

In September 2025, FASB issued ASU No. 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606). The new standard refines the scope of the guidance on derivatives in Topic 815 and clarifies the guidance on shared-based payments from a customer in ASC 606, Revenue from Contracts with Customers. This standard will be effective for the Company starting the year 2027. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.

In December 2025, FASB issued ASU No. 2025-10, Government Grants (Topic 832). The new standard adds guidance to ASC 832, Government Grants on the recognition, measurement, and presentation of government grants. This standard will be effective for the Company starting the year 2029. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.

2.	Summary of Significant Accounting Policies

a)	Basis of Presentation

The consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”) as defined by the Financial Accounting Standards Board (“FASB”). The consolidated financial statements are presented in United States dollars, which is the Company’s functional and reporting currency. All intercompany balances and transactions have been eliminated on consolidation.

b)	Emerging Growth Company

The Company qualifies as an “Emerging Growth Company” as defined under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As an Emerging Growth Company, the Company is permitted to take advantage of certain reduced reporting requirements that are otherwise applicable to public companies.

These provisions include, but are not limited to:

●	Presenting only two years of audited financial statements and related Management’s Discussion and Analysis.
●	Reduced disclosure obligations regarding executive compensation.
●	Exemption from the requirement to obtain an auditor’s attestation on internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act.

The Company has elected to use the extended transition period for adopting new or revised accounting standards, as permitted under the JOBS Act. This means that the Company will adopt such standards on the dates applicable to private companies. The Company may choose to forgo these exemptions in the future, but any such decision will be irrevocable.

The Company will remain an Emerging Growth Company until the earliest of:

1.	The last day of the fiscal year in which it reaches $1.235 billion in annual gross revenues;
2.	The last day of the fiscal year following the fifth anniversary of its first sale of common equity securities under an effective registration statement;
3.	The date on which it becomes a “large accelerated filer”; or
4.	The date on which it issues more than $1 billion in non-convertible debt over a three-year period.

c)	Use of Estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and related disclosures. Such estimates include, but are not limited to, the fair value of stock-based compensation and investments in a related party and income tax valuation allowances. Actual results could differ from those estimates.

d)	Going Concern

These financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at December 31, 2025, the Company is a pre-revenue development stage enterprise in the process of being commercialized. For the year ended December 31, 2025, the Company had a net loss of $2,574,350 (2024: $6,341,243). As at December 31, 2025 there was an accumulated deficit of $9,304,065 (2024: $6,729,715), and a bank overdraft of $761 (2024: Cash balance of $1,222). The Company had a positive total shareholders’ equity as at December 31, 2025 of $4,595,652 (2024: $1,736,480).

The Company signed a revenue contract worth $10,750,000 during the year ended December 31, 2025, with revenue of $750,000 earned in the first quarter of 2026, with the balance to be over three years starting in 2026. In addition, the Company is in the process of signing additional revenue contracts of $99,300,000 in the first quarter of 2026. The Company is also in discussions with other potential customers for securing other revenue contracts which are expected to be signed in 2026.

The Company continues to attract equity investments in the Company. The Company is in the process of doing a de-SPAC transaction for listing on Nasdaq. The transaction is expected to be finalized in the third quarter of 2026. In this connection, PIPE and bridge financing are being arranged.

The Company’s ability to continue as a going concern is dependent upon obtaining additional equity or debt financing, generating revenues sufficient to cover operating costs, and continuing to execute on its commercialization strategy. The Company is aggressively pursuing its business leads to execute additional revenue contracts and deliver to customers.

While the company has substantial doubt about its ability to continue as a going concern provided the financing is not obtained or the revenue is not earned, management considers that, with financings arranged and revenue contracts signed, it is appropriate to treat the Company as a going concern over the foreseeable future. Accordingly, these consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

e)	Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking and interest-bearing accounts. Bank overdrafts, if any, are classified as current liabilities in the balance sheet and are presented net within cash and cash equivalents for purposes of the statement of cash flows.

f)	Other Receivables

Other receivables consist of amounts due from third parties, including vendor overpayments and other short-term amounts collectible within one year. Receivables are stated at their net realizable value. Management evaluates the collectability of receivables and records an allowance for credit losses when collection is not probable. No allowance for credit losses has been recognized as of December 31, 2025, or 2024.

g)	Subscription Receivables

The Company recognizes share subscription receivables in cases where shares are issued but consideration has not yet been received. Where subscription obligations are to be settled through non-cash consideration, the receivable is recorded at the agreed upon fair value of the consideration to be received. Subscription receivables denominated in foreign currencies are translated into US dollars at the closing exchange rate at each balance sheet date, in accordance with ASC 830, Foreign Currency Matters.

h)	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Additions and improvements to property and equipment are capitalized. The cost of maintenance and repairs are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Asset Category	Useful Life
Computer equipment	3 years
Furniture and fixtures	5 years
Office equipment	3 years
Leasehold improvements	Lesser of useful life or lease term

When assets are sold or disposed of, the cost and related accumulated depreciation is removed from their respective accounts, and the resulting gain or loss is reported in the consolidated statement of operations.

i)	Investments

The Company’s investment in a related party is accounted for under the fair value option elected pursuant to ASC 825, Financial Instruments, or under the equity method pursuant to ASC 323, Investments – Equity Method and Joint Ventures, depending on the nature of the Company’s ownership interest and ability to exercise significant influence.

Depending on the nature of the instrument held, fair value is determined using inputs that may be classified within different levels of the fair value hierarchy established under ASC 820, Fair Value Measurement. The level of the hierarchy applied reflects the observability of the inputs used in the valuation if the investment includes more than one component, each component is evaluated separately and me be classified within a different level of hierarchy, depending on the observability of inputs used to value it.

j)	Intangible Assets under Development

Costs associated with the development of products in GNQ’s platform suite are capitalized as intangible assets under development in accordance with ASC 350-40, Internal-Use Software, and ASC 985-20, Costs of Software to be Sold, Leased or Marketed, as applicable.

Costs incurred prior to the establishment of technological feasibility are expensed as research and development cost in the period incurred. Technological feasibility is established when the Company has completed all planning, designing, coding and testing necessary to confirm that the product can be produced to meet its design specifications, as evidence by the completion of a working model.

Capitalization of development costs commence when management determines that the technological feasibility of the specific platform has been established and it is probable that the project will be completed and the software will be used to perform the intended function.

Costs eligible for capitalization include direct labor, directly attributable third-party consulting and professional fees, and other direct incremental costs incurred during the application development stage. Capitalization ceases when the product is available for general release. Costs incurred during the preliminary project stage and post-implementation/operational stage are expensed as incurred.

Once the asset is available for its intended use, it is amortized on a straight-line basis over its estimated useful life. Intangible assets are assessed for impairment at each reporting date.

Capitalized costs are recorded at cost less accumulated amortization and any impairment write-downs.

k)	Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property, plant and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. Recoverability is assessed by comparing the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized for the excess of the carrying amount over the fair value of the asset. No impairment loss was recognized during the years ended December 31, 2025 or 2024.

l)	Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities represent obligations arising from goods and services rendered to the Company during the reporting period. These amounts are unsecured, non-interest-bearing, and generally due within one year.

m)	Short-Term Loan

Short-term loans are recognized initially at the proceeds received, net of transaction costs, if any. Borrowings are subsequently measured at amortized cost. The loan is classified as a current liability if due within twelve months of the balance sheet date.

n)	Related-Party Transactions

Related-party transactions are measured and recorded at the exchange amount, which is the consideration agreed upon by the related parties. The Company follows the guidance of ASC 850, Related Party Disclosures, in identifying related parties and disclosing material transactions and balances. Due to/from related parties are unsecured and non-interest-bearing unless otherwise indicated.

o)	Common Shares

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares and warrants are recognized as a deduction from equity, net of any tax effects.

p)	Warrants

Warrants issued as part of equity financings are classified as equity instruments and measured at fair value at the date of issuance. Warrants are assessed for equity vs. liability. Equity warrants are fair valued once whereas liability warranted fair valued at each reporting period. For the years ended December 31, 2025 and 2024, there were no liability warrants. The fair value allocated to warrants is credited to the warrants component within shareholders’ equity, with the residual amount allocated to share capital. The Company uses the Black-Scholes-Merton (“BSM”) option-pricing model to estimate the fair value of warrants on the date of grant.

q)	Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Share-based compensation cost is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The Company uses the BSM option pricing model to estimate the fair value of stock options on the date of grant. The calculation of fair value included several assumptions that require management’s judgement.

The Company accounts for forfeitures as they occur. Compensation expense is recognized in the period in which the options vest, based on the number of options vesting during that period. For awards with graded vesting, each tranche is treated as a separate award. For grants where the vesting commencement date precedes the grant date, the cost attributable to pre-grant service is recognized on the grant date. Since the expense is recognized only for options that vest, no adjustment arises upon forfeiture of unvested options.

r)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized. The Company evaluates the likelihood of realization of deferred tax assets based on available evidence, including projected future taxable income, reversal of existing temporary differences, and available tax planning strategies.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by tax authorities. Interest and penalties related to uncertain tax positions are included in income tax expense.

s)	Research and development expenses

All research and development expenses relating to inception of the project through to technological feasibility, including planning, architecture, design, data source identification and prototype development is expensed and included in the statement of operations.

Costs incurred after technological feasibility is established until the product is available for general release to customers are capitalized as an intangible asset. These costs include coding, testing and other direct costs of bringing the product to completion.

Costs related to production, training, maintenance, and customer support activities after the product is available for general release to customers are expensed as incurred and included in the statement of operations.

Research and development expenses include personnel-related costs (comprised of salaries, benefits and share-based compensation), consulting and professional fees and certain technology costs. These expenses are exclusive of depreciation and amortization. Research and development activities consist of continued development of the Company’s platform suite.

t)	Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. dollar. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expense items are translated at the sport rate for the transaction day or average exchange rates for the period, whichever is easily available. Foreign exchange gains and losses are recognized in the statement of operations in the period incurred.

u)	Loss Per Share

Basic net loss per share is computed by dividing net loss applicable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed using the treasury stock method and reflects the dilutive effect of outstanding stock options and warrants. In periods of net loss, all potentially dilutive securities are excluded from the computation of diluted earnings per share as their effect is antidilutive.

v)	Fair Value Measurements

The Company measures certain financial instruments at fair value in accordance with ASC 820, Fair Value Measurement, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level hierarchy for fair value inputs:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.
●	Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3: Unobservable inputs supported by little or no market activity that are significant to the fair value of the assets or liabilities.

The carrying values of cash, other receivables, accounts payable and accrued liabilities, short-term loans, and due to/from related parties approximate their fair values given their short-term nature.

w)	Segment Information

The Company currently operates and is managed as a single operating segment. The Company’s chief operating decision maker is its Chief Executive Officer, who allocates resources and assesses performance at the consolidated level.

x)	Recently Adopted Accounting Standards

The Company reviews new accounting pronouncements as they are issued by FASB. There were no recently adopted accounting pronouncements that had a material effect on the Company’s financial statements for the year ended December 31, 2025 and 2024.

In June 2022, FASB issued Accounting Standard Update (“ASU”) 2022-03, ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. This guidance was issued to clarify the guidance in Topic 820, Fair Value Measurement when measuring the fair value of an open equity security subject to contractual restrictions that prohibit the sale of an equity security and to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. These amendments are effective for fiscal years beginning after December 15, 2023. The adoption of this standard did not have a significant impact on the company’s consolidated financial statements.

In November 2023, FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, to improve reportable segments disclosure requirements primarily through enhanced disclosures about significant segment expenses. The adoption of this standard did not have a significant impact on the company’s consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends the codification to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 requires additional disaggregation of the reconciliation between the statutory and effective tax rate of an entity and of income taxes paid. For public business entities, the amendments are effective for annual years beginning after December 15, 2024. The Company adopted the ASU prospectively for the year ended December 31, 2025, the effect being only related to the disclosures with no impact on the results of operations or financial condition.

y)	Recently Issued Accounting Standards Not Yet Adopted

Management has reviewed all recently issued accounting standards and does not expect any of the issued but not yet effective standards to have a material effect on the Company’s financial statements.

In November 2024, FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40), which requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03 is effective for annual periods beginning after December 15, 2026. The Company is currently evaluating the impact of the ASU on its consolidated financial statements.

In July 2025, FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025. The Company has not yet adopted ASU 2025-05 and is still evaluating the impact of the adoption on its consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Accounting for internal-use software costs (Topic 350). The new standard amends specific aspects of the accounting for internal-use software costs including the criteria for capitalizing software costs. It also amends the related disclosure requirements. This standard will be effective starting the year 2029. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.

In September 2025, FASB issued ASU No. 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606). The new standard refines the scope of the guidance on derivatives in Topic 815 and clarifies the guidance on shared-based payments from a customer in ASC 606. This standard will be effective for the Company starting the year 2027. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.

In December 2025, FASB issued ASU No. 2025-10, Government Grants (Topic 832). The new standard adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants. This standard will be effective for the Company starting the year 2029. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.